Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Share Capital

As of June 30, 2025 and December 31, 2024, the share capital is composed of shares, as follows:

	June 30, 2025
	Authorized	Issued and paid	Carrying Value
Ordinary Shares	49,200,191	18,743,137	$865

	December 31, 2024
	Authorized	Issued and paid	Carrying Value
Ordinary Shares	49,200,191	18,720,287	$865